UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-21123


Black Diamond Funds
(Exact name of registrant as specified in charter)


1200 South Pine Island Road
Suite 300
Plantation, Florida 33324
(Address of principal executive offices) (Zip code)


Larry B. Schweiger
Black Diamond Asset Management LLC
1200 South Pine Island Road
Suite 300
Plantation, Florida 33324
(Name and Address of Agent for Service)


Registrant's telephone number, including area code: (954) 617-1700 Date of fiscal year end: December 31
Date of reporting period: January 1, 2003 to June 30, 2003